Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Note 11 - Other payables and accrued liabilities

Other payables as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012

Accrued professional fees	$89	$-
Accrued staff costs and staff benefits	181	83
Accrued transportation expenses	222	70
Accrued miscellaneous purchases	98	138
Other taxes payable	11	144
Others	94	100
Other payables and accrued liabilities	$695	$535

Included in the accrued staff costs and staff benefits were amounts that totaled $57 due to the present and former CEOs and present CFO.